Notes Payable (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Outstanding Notes Payable

The Company’s outstanding notes payable consisted of the following:

	December 31, 2013	December 31, 2012

2007 - 2009 Convertible Notes	$649,500	$649,500
2010 Profit Sharing Notes	675,000	675,000
2011 and 2010 Secured Bridge Notes	449,275	885,825
2012 Convertible Promissory Notes	3,449,875	3,783,075
Unsecured Promissory Notes	817,365	-
Note Payable Due to Officer	104,165	-
Note Payable Outstanding with a Bank	-	6,982
	6,145,180	6,000,382
Less: Discounts on Notes Payable	(98,922)	(253,098)
	6,046,258	5,747,284

Current Portion	(6,046,258)	(2,257,153)
Long-term Portion	$-	$3,490,131